SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - Broad Capital Acquisition Corp [Member] - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 16, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 31, 2023
Restructuring Cost and Reserve [Line Items]
Cash equivalents		$ 0		$ 0		$ 0	$ 0
Cash and marketable securities held in trust account		19,806,184		19,806,184		50,772,949	104,162,029
Franchise tax		40,000	$ 80,421	$ 80,000	$ 129,206	$ 200,000	$ 195,138
Effective tax rate				10.60%	803.74%	(2405.29%)	193.08%
Tax rate percentage	1.00%			21.00%	21.00%	21.00%	21.00%
Income tax accrued						$ 634,874	$ 285,662
Excise tax percentage	1.00%
Excise tax liability						584,031
Minimum net tangible asset upon consummation of business combination		$ 5,000,001		$ 5,000,001		$ 5,000,001
Share redemption per share		$ 10.15		$ 10.15		$ 10.15
Common stock subject to possible redemption, shares		1,717,663		1,717,663		4,522,582	10,159,069
Federal depository insurance coverage amount		$ 250,000		$ 250,000		$ 250,000
Income tax accrued		35,818	$ 135,088	87,909	$ 277,667	536,212	$ 285,662
Tax payable		722,783		722,783		634,874
Excise tax liability		$ 895,904		$ 895,904		$ 584,031
Common stock subject to possible redemption, shares		1,717,663		1,717,663		4,522,582		5,931,608
Common Class A [Member]
Restructuring Cost and Reserve [Line Items]
Common stock subject to possible redemption, shares						4,522,582	10,159,069
Common stock subject to possible redemption, shares		1,717,663		1,717,663		4,522,582